CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Total	Treasury Stock	Common Stock [Member]	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	SOBR Safe Inc	Noncontrolling Interest	Preferred Stock
Balance, shares at Dec. 31, 2023		12	16,907
Balance, amount at Dec. 31, 2023	$ 1,982,537	$ (38,015)	$ 2	$ 89,840,201	$ (87,765,981)	$ 2,036,207	$ (53,670)	$ 0
Common stock issued for restricted stock units vested, shares			105
Common stock issued for restricted stock units vested, amount	0	0	$ 0	0	0	0	0	0
Common stock issued upon conversion of convertible debt, shares			5,214
Common stock issued upon conversion of convertible debt, amount	3,465,474	0	$ 0	3,465,474	0	3,465,474	0	0
Paid in capital - fair value of stock options and restricted stock units vested	729,711	0	0	729,711	0	729,711	0	0
Deemed dividends related to convertible debt warrants down round provision	23,270	0	0	23,270	(23,270)	0	0	0
Deemed dividends related to PIPE warrants down round provision	0	0	0	46,875	(46,875)	0	0	0
Deemed dividends related to original and new warrants down round provision	0	0	$ 0	1,541,833	(1,541,833)	0	0	0
Common stock and warrants issued in 2024 PIPE Offering, net of issuance costs, shares			41,469
Common stock and warrants issued in 2024 PIPE Offering, net of issuance costs, amount	7,336,295	0	$ 4	7,336,291	0	7,336,295	0	0
Additional common stock issued upon reverse stock split, shares			358
Additional common stock issued upon reverse stock split, amount	160	$ 0	$ 0	160	0	160	0	0
Common stock issued upon exercise of warrants, shares		(4)	872,873
Common stock issued upon exercise of warrants, amount	4,897,300	$ 0	$ 88	5,238,509	(341,297)	4,897,300	0	0
Net Loss	(8,609,156)	$ 0	$ 0	0	(8,609,139)	(8,609,139)	(17)	0
Balance, shares at Dec. 31, 2024		16	936,926
Balance, amount at Dec. 31, 2024	9,802,321	$ (38,015)	$ 94	108,222,324	(98,328,395)	9,856,008	(53,687)	0
Paid in capital - fair value of stock options and restricted stock units vested	139,678	$ 0	$ 0	139,678				139,678
Deemed dividends related to convertible debt warrants down round provision	1,833
Common stock issued upon exercise of warrants, shares		(1)	579,219
Common stock issued upon exercise of warrants, amount	3,496,391	$ 0	$ 0	3,496,333				3,496,391
Net Loss	(1,879,055)	(4)	(1,879,051)	0				(1,879,051)
Deemed dividends related to Convertible Debt Warrants down round provision	0	0	1,833	1,833				0
Deemed dividends related to 2022 PIPE Warrants down round provision	0	0	1,547	1,547				0
Deemed dividends related to 2024 PIPE Warrants down round provision	0	$ 0	$ 47,373	47,373				0
Deemed dividends related to 2024 PIPE Warrants down round provision	47,373
Balance, shares at Mar. 31, 2025		17	1,516,145
Balance, amount at Mar. 31, 2025	11,559,335	$ (38,015)	$ 152	111,909,088	100,258,199	11,613,026	(53,691)
Balance, shares at Dec. 31, 2024		16	936,926
Balance, amount at Dec. 31, 2024	9,802,321	$ (38,015)	$ 94	108,222,324	(98,328,395)	9,856,008	(53,687)	0
Paid in capital - fair value of stock options and restricted stock units vested	485,432	0	0	485,432	0	485,432	0	0
Deemed dividends related to convertible debt warrants down round provision	1,833	0	$ 0	1,833	(1,833)	0	0	0
Common stock and warrants issued in 2024 PIPE Offering, net of issuance costs, shares			370,000
Common stock and warrants issued in 2024 PIPE Offering, net of issuance costs, amount	1,732,166	0	$ 4	1,732,162	0	1,732,166	0	0
Additional common stock issued upon reverse stock split, shares			110
Additional common stock issued upon reverse stock split, amount	0	$ 137	$ (137)	0	0	0	0	0
Common stock issued upon exercise of warrants, shares		(1)	579,219
Common stock issued upon exercise of warrants, amount	3,496,391	$ 0	$ 58	3,496,333	0	3,496,391	0	0
Net Loss	(8,951,121)	0	0	0	(8,951,104)	(8,951,104)	(17)	0
Deemed dividends related to 2022 PIPE Warrants down round provision	0	0	0	1,547	(1,547)	0	0	0
Deemed dividends related to 2024 PIPE Warrants down round provision	0	0	0	47,373	(47,373)	0	0	0
True-up payment related to 2024 PIPE Warrants	(1,640,000)	$ 0	$ 0	(1,640,000)	0	(1,640,000)	0	0
Balance, shares at Dec. 31, 2025		17	1,886,255
Balance, amount at Dec. 31, 2025	4,925,189	$ (38,015)	$ 19	112,347,141	(107,330,252)	4,978,893	(53,704)	4,978,893
Paid in capital - fair value of stock options and restricted stock units vested	7,243	0	$ 0	7,243				7,243
Deemed dividends related to convertible debt warrants down round provision	0
Common stock issued upon exercise of warrants, shares			920,324
Common stock issued upon exercise of warrants, amount	68	0	$ 0	59				0
Net Loss	(2,292,922)	$ (4)	$ (2,292,918)	0				(2,292,918)
Deemed dividends related to 2024 PIPE Warrants down round provision	0
Balance, shares at Mar. 31, 2026		17	2,806,579
Balance, amount at Mar. 31, 2026	$ 2,639,578	$ (38,015)	$ 28	$ 112,354,443	$ (109,623,170)	$ 2,693,286	$ (53,708)	$ 0